Annual Total Returns - FidelitySAIInternationalIndexFund-PRO - FidelitySAIInternationalIndexFund-PRO - Fidelity SAI International Index Fund - Fidelity SAI International Index Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jan. 05, 2016
Annual Return 2017	25.04%
Annual Return 2018	(13.55%)
Annual Return 2019	22.06%
Annual Return 2020	8.16%
Annual Return 2021	11.26%
Annual Return 2022	(14.17%)
Annual Return 2023	18.24%